Consolidated Statements of Changes in Shareholders' Equity $ in Thousands		USD ($) shares	Share capital USD ($) shares	Pre-funded warrants USD ($)	Other capital USD ($)	Deficit USD ($)	Accumulated other comprehensive income USD ($)
Beginning balance, number of shares (in shares) at Dec. 31, 2014 | shares	[1],[2]		655,091
Beginning balance at Dec. 31, 2014		$ 14,484	$ 150,544	$ 0	$ 86,639	$ (222,322)	$ (377)
Changes in equity [abstract]
Net loss		(50,143)				(50,143)
Other comprehensive income (loss):
Foreign currency translation adjustments		1,509					1,509
Actuarial gain on defined benefit plan (note 18)		844				844
Comprehensive loss		(47,790)				(49,299)	1,509
Share issuances in connection with a public offering (in shares) | shares	[1],[2]		3,250,481
Issue of equity		14,322	$ 14,322
Pre-funded warrant issuances in connection with a public offering		8,653		8,653
Share issuances pursuant to the exercise of pre-funded warrants (in shares) | shares			346,294
Share issuances pursuant to the exercise of pre-funded warrants		0	$ 8,653	(8,653)
Share issuances pursuant to the exercise of warrants (other than pre-funded warrants) (in shares) | shares			5,676,831
Share issuances pursuant to the exercise of warrants (other than pre-funded warrants)		31,077	$ 31,077
Share-based compensation costs		869			869
Ending balance, number of shares (in shares) at Dec. 31, 2015 | shares	[1],[2]		9,928,697
Ending balance at Dec. 31, 2015		$ 21,615	$ 204,596	0	87,508	(271,621)	1,132
Beginning balance, number of shares (in shares) at Nov. 16, 2015 | shares		655,984,512
Ending balance, number of shares (in shares) at Nov. 17, 2015 | shares		6,559,846
Other comprehensive income (loss):
Stock split, conversion ratio		100
Beginning balance, number of shares (in shares) at Dec. 31, 2015 | shares	[1],[2]		9,928,697
Changes in equity [abstract]
Net loss		$ (24,959)				(24,959)
Other comprehensive income (loss):
Foreign currency translation adjustments		569					569
Actuarial gain on defined benefit plan (note 18)		(1,479)				(1,479)
Comprehensive loss		(25,869)				(26,438)	569
Share issuances in connection with a public offering (in shares) | shares			1,150,000
Issue of equity		3,377	$ 3,377
Pre-funded warrant issuances in connection with a public offering		2,789		2,789
Share issuances pursuant to the exercise of pre-funded warrants (in shares) | shares	[1],[2]		950,000
Share issuances pursuant to the exercise of pre-funded warrants		0	$ 2,789	(2,789)
Share issuances in connection with at-the-market drawdowns (in shares) | shares			889,298
Share issuances in connection with at-the-market drawdowns		3,218	$ 3,218
Share-based compensation costs		1,082			1,082
Ending balance, number of shares (in shares) at Dec. 31, 2016 | shares	[1],[2]		12,917,995
Ending balance at Dec. 31, 2016		6,212	$ 213,980	$ 0	88,590	(298,059)	1,701
Changes in equity [abstract]
Net loss		(16,796)				(16,796)
Other comprehensive income (loss):
Foreign currency translation adjustments		(1,430)					(1,430)
Actuarial gain on defined benefit plan (note 18)		694				694
Comprehensive loss		(17,532)				(16,102)	(1,430)
Share issuances pursuant to the exercise of pre-funded warrants (in shares) | shares			301,343
Share issuances in connection with at-the-market drawdowns (in shares) | shares			3,221,422
Share issuances in connection with at-the-market drawdowns		7,378	$ 7,378
Share issuances pursuant to the exercise of warrants (other than pre-funded warrants)		977	$ 977
Share-based compensation costs		182			182
Ending balance, number of shares (in shares) at Dec. 31, 2017 | shares	[1],[2]		16,440,760
Ending balance at Dec. 31, 2017		$ (2,783)	$ 222,335		$ 88,772	$ (314,161)	$ 271
Other comprehensive income (loss):
Stock split, conversion ratio		100

[1]	Adjusted to reflect the November 17, 2015 100-to-1 Share Consolidation (see note 1 - Business overview and note 16 - Share capital).
[2]	Issued and paid in full.